INVESTMENTS - Valued using Equity method and provision for losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments
Provision for losses on investments	R$ 129,814	R$ 337,152
Others | Minimum
Investments
Percentage of shares in associates	33.41%	33.41%
Others | Maximum
Investments
Percentage of shares in associates	40.44%	40.44%
Norte Energia S.A. - NESA
Investments
Percentage of shares in jointly controlled entities	49.98%	49.98%
Provision for losses on investments	R$ 7,262	R$ 337,152
Energia Sustentavel do Brasil S.A. - ESBR
Investments
Percentage of shares in jointly controlled entities		40.00%
Belo Monte Transmissora de Energia SPE S.A. - BMTE
Investments
Percentage of shares in jointly controlled entities	49.00%
Teles Pires Participaes S.A.
Investments
Percentage of shares in jointly controlled entities		100.00%
Mata de Santa Genebra Transmissora S.A.
Investments
Percentage of shares in jointly controlled entities	49.90%	49.90%
Chapecoense Geracao S.A.
Investments
Percentage of shares in jointly controlled entities	40.00%	49.00%
Empresa de Energia Sao Manoel S.A.
Investments
Percentage of shares in jointly controlled entities	33.33%	33.33%
Provision for losses on investments	R$ 81,829
Interligao Eltrica Garanhuns S.A. - IE Garanhuns
Investments
Percentage of shares in jointly controlled entities	49.00%	49.00%
Companhia Energetica Sinop S.A. - SINOP
Investments
Percentage of shares in jointly controlled entities	49.00%	49.00%
Provision for losses on investments	R$ 40,723
Sistema de Transmissao Nordeste S.A.- STN
Investments
Percentage of shares in jointly controlled entities	49.00%	40.00%
Paranaiba Transmissora de Energia S.A.
Investments
Percentage of shares in jointly controlled entities	24.50%	49.00%
Triangulo Mineiro Transmissora S.A.
Investments
Percentage of shares in jointly controlled entities		100.00%
Goias Transmissao S.A.
Investments
Percentage of shares in jointly controlled entities	49.00%	24.50%
Retiro Baixo Energtica S.A.
Investments
Percentage of shares in jointly controlled entities		100.00%
MGE Transmissao S.A.
Investments
Percentage of shares in jointly controlled entities	49.00%
Transenergia Renovavle S.A.
Investments
Percentage of shares in jointly controlled entities	49.00%
Vale do Sao Bartolomeu Transmissora de Energia S.A.
Investments
Percentage of shares in jointly controlled entities		90.00%
Others | Minimum
Investments
Percentage of shares in jointly controlled entities	49.00%	30.61%
Others | Maximum
Investments
Percentage of shares in jointly controlled entities	51.00%	54.01%
Rouar
Investments
Percentage of shares in jointly controlled entities		50.00%
Interligao Eltrica do Madeira S.A. - IE Madeira
Investments
Percentage of shares in jointly controlled entities	49.00%	49.00%
Enerpeixe S.A.
Investments
Percentage of shares in jointly controlled entities	40.00%	40.00%